Other Liabilities - Narrative (Details)		12 Months Ended		122 Months Ended
	Nov. 08, 2007 USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of information about consolidated structured entities [line items]
Maximum borrowing capacity		CAD 835,000,000	CAD 860,000,000
Interest expense		303,000,000	316,000,000
Borrowed Funds
Disclosure of information about consolidated structured entities [line items]
Interest expense on borrowings		13,000,000	20,000,000
Variable Principal Floating Rate Certificate
Disclosure of information about consolidated structured entities [line items]
Interest expense		36,000,000	28,000,000
Financial liabilities, at fair value		CAD 1,776,000,000	CAD 1,671,000,000
Variable Principal Floating Rate Certificate | Consolidated structured entities
Disclosure of information about consolidated structured entities [line items]
Proceeds from borrowings | $	$ 1,000,000,000			$ 515,000,000
Maximum borrowing capacity | $					$ 2,500,000,000
Borrowings term		1 year
Collateral posted per financing agreement | $					$ 0	$ 2,000,000